Inventory - Components of Inventory (Detail) - USD ($) $ in Thousands	May 31, 2017	May 31, 2016
Inventory Disclosure [Abstract]
Course materials in schools	$ 7,419	$ 5,787
Publications in bookstores	24,323	21,516
Inventory	$ 31,742	$ 27,303